Financial Instruments - Summary of Monetary Assets and Liabilities Denominated in Foreign Currency (Detail) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
In US Dollars [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 8,137,716	$ 5,872,153
Financial assets	318,454	1,730,812
In Euro [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2,068,442	534,620
Financial assets	2,963	1,678
In Reales [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	38	38
Financial assets	145	137
In Argentina Pesos [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	10,212,160	9,371,954
Financial assets	4,480,185	6,493,525
In Guaraníes [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	3,406,466	4,414,059
Financial assets	$ 1,706,938	$ 1,459,233